Non-trading securities - Fair value and gross unrealized losses of non-trading securities (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 48,509	¥ 60,476
Less than 12 months, Gross unrealized losses	963	1,735
More than 12 months, Fair value	0	0
More than 12 months, Gross unrealized losses	0	0
Total, Fair value	48,509	60,476
Total, Gross unrealized losses	963	1,735
Japanese government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	11,970	27,318
Less than 12 months, Gross unrealized losses	228	585
More than 12 months, Fair value	0	0
More than 12 months, Gross unrealized losses	0	0
Total, Fair value	11,970	27,318
Total, Gross unrealized losses	228	585
Foreign government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	3,046	3,366
Less than 12 months, Gross unrealized losses	159	198
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	3,046	3,366
Total, Gross unrealized losses	159	198
Corporate bonds [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	32,504	28,398
Less than 12 months, Gross unrealized losses	556	930
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	32,504	28,398
Total, Gross unrealized losses	556	930
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	989	1,394
Less than 12 months, Gross unrealized losses	20	22
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	989	1,394
Total, Gross unrealized losses	¥ 20	¥ 22